Average Annual Total Returns{- Franklin Connecticut Tax-Free Income Fund} - Franklin Tax-Free Trust - TF3-22 - Franklin Connecticut Tax-Free Income Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class A1 Return Before Taxes Past 1 year	Class A1 Return Before Taxes Past 5 years	Class A1 Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 10 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	Bloomberg Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	(0.03%)	1.77%	2.90%	(0.03%)	1.77%	2.90%	1.02%	2.06%	3.02%	0.09%	1.83%	2.92%	2.33%	2.02%	2.74%	4.16%		3.28%	[1]	4.02%	2.71%	3.42%	5.21%	3.91%	4.63%

[1]	1. Since inception August 1, 2017.